Expense Example - FidelityStrategicRealReturnFund-ClassK6PRO - FidelityStrategicRealReturnFund-ClassK6PRO - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund - Class K6	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 52
3 years	185
5 years	335
10 years	$ 771